SUBSEQUENT EVENTS (Details)		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 04, 2025 USD ($) $ / shares	Jan. 31, 2025 USD ($) vessel	Sep. 30, 2025 USD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2024 vessel	Dec. 31, 2023 vessel
Subsequent Event [Line Items]
Dividends payable (in USD per share) | $ / shares				$ 0.15
Forecast | $90.0 M Credit Facility
Subsequent Event [Line Items]
Principal amount			$ 90,000,000
Tenor term			2 years
Variable interest rate			1.45%
Subsequent Event
Subsequent Event [Line Items]
Repurchases of shares (in shares)	$ 81,363,730
Repurchased shares, price per share (in usd per share) | $ / shares	$ 14.49
Subsequent Event | Syndicate Banks
Subsequent Event [Line Items]
Tenor term	5 years
Adjusted profile term	20 years
Subsequent Event | Syndicate Banks | Letter of Credit | Line of Credit
Subsequent Event [Line Items]
Commitment letter	$ 2,000,000,000
SFL
Subsequent Event [Line Items]
Number of vessels sold and leased back | vessel					1	1
SFL | Subsequent Event
Subsequent Event [Line Items]
Number of vessels sold and leased back | vessel		8
Aggregate price sold		$ 112,000,000
Anniversary		10 years